Commitments and Contingencies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Commitments and Contingencies [Line Items]
Operating lease expense	$ 32,113	$ 32,113	$ 96,339	$ 89,868	$ 121,980	$ 42,172
Lease term	3 years		3 years
Office Lease [Member]
Commitments and Contingencies [Line Items]
Weighted average remaining lease term						2 years 1 month 6 days		10 months 24 days
Operating lease discount rate, percentage						10.34%		4.90%
Remaining lease term		1 year 3 months 18 days		1 year 3 months 18 days			1 month 6 days
Operating lease discount rate, percentage		10.34%		10.34%			4.90%